Employee Compensation - Pension and Other Employee Future Benefits (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Asset Allocation Ranges and Weighted-average Actual Asset Allocations
The asset allocation ranges and weighted-average actual asset allocations of our primary pension plans, based on fair market values at October 31, are as follows:

	Pension benefit plans
	Target range 2019	Actual 2019	Actual 2018
Equities	20% – 50%	32%	37%
Fixed income investments	25% – 55%	51%	46%
Alternative strategies	15% – 45%	17%	17%
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis.

Summary of Plan Information for Past Three Years
A summary of plan information for the past three years is as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2019	2018	2017	2019	2018	2017
Defined benefit obligation	9,866	8,311	8,846	1,254	1,113	1,460
Fair value of plan assets	9,723	8,719	8,990	175	153	157
Surplus (deficit) and net defined benefit asset (liability)	(143)	408	144	(1,079)	(960)	(1,303)
Surplus (deficit) is comprised of:
Funded or partially funded plans	36	573	339	46	37	28
Unfunded plans	(179)	(165)	(195)	(1,125)	(997)	(1,331)
Surplus (deficit) and net defined benefit asset (liability)	(143)	408	144	(1,079)	(960)	(1,303)

Summary of Pension and Other Employee Future Benefit Expenses
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2019	2018	2017	2019	2018	2017
Annual benefits expense
Current service cost	193	210	254	9	26	32
Net interest (income) expense on net defined benefit (asset) liability	(20)	(10)	7	37	45	47
Past service cost (income)	(5)	7	–	–	(277)	–
Administrative expenses	5	5	5	–	–	–
Remeasurement of other long-term benefits	–	–	–	6	(10)	(6)
Benefits expense	173	212	266	52	(216)	73
Canada and Quebec pension plan expense	82	76	75	–	–	–
Defined contribution expense	170	153	123	–	–	–
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	425	441	464	52	(216)	73

Summary of Weighted-average Assumptions Used to Determine Benefit Expenses
Weighted-Average Assumptions

	Pension benefit plans			Other employee future benefit plans
	2019	2018	2017	2019		2018		2017
Defined Benefit Expenses
Discount rate at beginning of year (3)(4)	4.0%	3.5%	3.4%	4.1%		3.6%		3.6%
Rate of compensation increase	2.4%	2.4%	2.8%	2.0%		2.0%		2.4%
Assumed overall health care cost trend rate	na	na	na	4.9%	(1)	4.9%	(1)	5.2%	(2)
Defined Benefit Obligation
Discount rate at end of year	3.0%	4.0%	3.5%	3.0%		4.1%		3.6%
Rate of compensation increase	2.1%	2.4%	2.4%	2.0%		2.0%		2.0%
Assumed overall health care cost trend rate	na	na	na	4.9%	(1)	4.9%	(1)	5.2%	(2)

(1)	Trending to 4.1% in 2040 and remaining at that level thereafter.
(2)	Trending to 4.5% in 2031 and remaining at that level thereafter.
(3)	The pension benefit current service cost was calculated using a separate discount rate of 4.10%, 3.70% and 3.68% for 2019, 2018 and 2017, respectively.
(4)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 4.20%, 3.76% and 3.78% for 2019, 2018 and 2017, respectively.
na – not applicable

Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations	The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2019	2018	2019	2018
Life expectancy for those currently age 65
Males	23.7	23.7	21.7	21.9
Females	24.1	24.0	23.0	23.4
Life expectancy at age 65 for those currently age 45
Males	24.7	24.6	22.8	23.1
Females	25.0	25.0	24.2	24.5

Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans
Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2019	2018	2019	2018
Defined benefit obligation
Defined benefit obligation at beginning of year	8,311	8,846	1,113	1,460
U.S. plan merger (1)	46	–	–	–
Current service cost	193	210	9	26
Past service cost (income)	(5)	7	–	(277)
Interest cost	324	299	44	51
Benefits paid	(456)	(492)	(53)	(43)
Employee contributions	17	15	5	5
Actuarial (gains) losses due to:
Changes in demographic assumptions	(9)	(50)	(22)	(31)
Changes in financial assumptions	1,345	(562)	161	(77)
Plan member experience	92	16	(3)	(4)
Foreign exchange and other	8	22	–	3
Defined benefit obligation at end of year	9,866	8,311	1,254	1,113
Wholly or partially funded defined benefit obligation	9,687	8,146	129	116
Unfunded defined benefit obligation	179	165	1,125	997
Total defined benefit obligation	9,866	8,311	1,254	1,113
Fair value of plan assets
Fair value of plan assets at beginning of year	8,719	8,990	153	157
U.S. plan merger (1)	43	–	–	–
Interest income	344	309	7	6
Return on plan assets (excluding interest income)	795	(323)	23	(10)
Employer contributions	256	213	40	35
Employee contributions	17	15	5	5
Benefits paid	(456)	(492)	(53)	(43)
Administrative expenses	(5)	(5)	–	–
Foreign exchange and other	10	12	–	3
Fair value of plan assets at end of year	9,723	8,719	175	153
Surplus (deficit) and net defined benefit asset (liability) at end of year	(143)	408	(1,079)	(960)
Recorded in:
Other assets	186	664	46	–
Other liabilities	(329)	(256)	(1,125)	(960)
Surplus (deficit) and net defined benefit asset (liability) at end of year	(143)	408	(1,079)	(960)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial gains (losses) on plan assets	795	(323)	23	(10)
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	9	50	21	30
Changes in financial assumptions	(1,345)	562	(153)	72
Plan member experience	(92)	(16)	3	1
Foreign exchange and other	(9)	6	–	–
Actuarial gains (losses) recognized in other comprehensive income for the year	(642)	279	(106)	93

(1)
In 2019, the benefit obligation and assets related to employees formerly included in a multi-employer plan, which was accounted for as a defined contribution plan, merged with the U.S. defined benefit pension plan. The impact of the merger was recognized as a remeasurement of the U.S. defined benefit pension plan.

Summary of Fair Values of Plan Assets Held	The fair values of plan assets held by our primary plans as at October 31 are as follows:

(Canadian $ in millions)	2019			2018
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and money market funds	156	6	162	114	–	114
Securities issued or guaranteed by:
Canadian federal government	1	57	58	108	41	149
Canadian provincial and municipal governments	334	368	702	219	309	528
U.S. federal government	345	–	345	297	–	297
U.S. states, municipalities and agencies	–	–	–	–	12	12
Pooled funds	1,450	3,204	4,654	1,591	2,715	4,306
Derivative instruments	–	8	8	1	(14)	(13)
Corporate debt	–	1,354	1,354	6	1,055	1,061
Corporate equity	1,219	–	1,219	1,105	–	1,105
	3,505	4,997	8,502	3,441	4,118	7,559

Summary of Changes in Number of Key Assumption

		Defined benefit obligation
(Canadian $ in millions, except as noted)		Pension benefit plans	Other employee future benefit plans
Discount rate (%)		3.0	3.0
Impact of:	1% increase ($)	(1,041)	(122)
	1% decrease ($)	1,324	153
Rate of compensation increase (%)		2.1	2.0
Impact of:	0.25% increase ($)	51	–	(1)
	0.25% decrease ($)	(49)	–	(1)
Mortality
Impact of:	1 year shorter life expectancy ($)	(185)	(28)
	1 year longer life expectancy ($)	182	29
Assumed overall health care cost trend rate (%)		na	4.9	(2)
Impact of:	1% increase ($)	na	49
	1% decrease ($)	na	(51)

(1)	The change in this assumption is immaterial.
(2)	Trending to 4.1% in 2040 and remaining at that level thereafter.
na – not applicable

Summary of Duration of Defined Benefit Obligation
The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2019	2018
Canadian pension plans	15.2	14.0
U.S. pension plans	7.9	7.2
Canadian other employee future benefit plans	14.5	14.3

Summary of Cash Payments in Connection with Employee Future Benefit Plans
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2019	2018	2017	2019	2018	2017
Contributions to defined benefit plans	203	154	187	–	–	–
Contributions to defined contribution plans	170	153	123	–	–	–
Benefits paid directly to pensioners	53	59	32	40	35	40
	426	366	342	40	35	40
Our best estimate of the contributions and benefits paid directly to pensioners we expect to make for the year ending October 31, 2020 is approximately $277 million to our defined benefit pension plans and $43 million to our other employee future benefit plans. Benefit payments for fiscal 2020 are estimated to be $536 million.